SEGMENT INFORMATION (Details)	12 Months Ended
	Dec. 31, 2013 major-customer	Dec. 31, 2012 major-customer	Dec. 31, 2011 major-customer
Revenue from External Customer [Line Items]
Number of reportable segments	1
Number of operating segments	2
Maximum percentage consolidated operating revenues from individual major customers (in hundredths)	10.00%
Major Customer 1 [Member]
Revenue from External Customer [Line Items]
Number of major customers for revenue purposes	0	1	1
Percent of revenue from single customer (in hundredths)		18.00%	24.00%